Summary of Significant Accounting Polices (Notes)	6 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation
The consolidated financial statements are prepared in accordance with US GAAP. The consolidated financial statements include the assets and liabilities of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

The condensed consolidated financial statements are prepared in accordance with the accounting policies described in the Company Annual Report on Form 20-F for the year ended December 31, 2013.